C8 Taxes	12 Months Ended
Dec. 31, 2017
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C8 Taxes
C8	Taxes

The Company’s tax benefit for 2017 was SEK 4,267 (–2,131) million or 10.8% (52.9%) of income after financial items. The tax rate may vary between years depending on business and geographical mix. Items reported for income taxes include a reasonable estimate of the impact of the material aspects of the United Sates Tax Cuts and Jobs Act, which was signed into law on December 22, 2017, on the current and deferred tax assets and liabilities.

Income taxes recognized in the income statement

	2017	2016	2015
Current income taxes for the year	–4,168	–3,654	–6,641
Current income taxes related to prior years	83	–489	–104
Deferred tax income/expense (+/–)	8,355	2,017	546
Share of taxes in joint ventures and associated companies	–3	–5	—

Tax expense/benefit	4,267	–2,131	–6,199

A reconciliation between reported tax expense for the year and the theoretical tax expense that would arise when applying statutory tax rate in Sweden, 22.0%, on the consolidated income before taxes, is shown in the table below. Tax effects of non-deductible expenses includes the effect of an impairment of goodwill. The tax effect of rate change mainly includes the effect of the reduction in the U.S. corporate income tax rate.

Reconciliation of Swedish income tax rate with effective tax rate

	2017	2016	2015
Expected tax expense at Swedish tax rate 22.0%	8,652	–886	–4,372
Effect of foreign tax rates	205	–536	–1,101
Current income taxes related to prior years	83	–489	–104
Remeasurement of tax loss carry-forwards	–150	143	–250
Remeasurement of deductible temporary differences	127	119	185
Tax effect of non-deductible expenses	–4,144	–1,357	–1,559
Tax effect of non-taxable income	480	935	981
Tax effect of changes in tax rates	–986	–60	21

Tax expense/benefit	4,267	–2,131	–6,199
Effective tax rate	10.8%	52.9%	31.2%

Deferred tax balances

Deferred tax assets and liabilities are derived from the balance sheet items as shown in the table below.

Tax effects of temporary differences and tax loss carry-forwards

	Deferred tax assets	Deferred tax liabilities	Net balance
2017
Intangible assets and property, plant and equipment	894	2,374
Current assets	2,667	866
Post-employment benefits	4,886	704
Provisions	1,846	15
Other	3,556	275
Loss carry-forwards	10,712

Deferred tax assets/liabilities	24,561	4,234	20,327
Netting of assets/liabilities	–3,333	–3,333

Deferred tax balances, net	21,228	901	20,327

2016
Intangible assets and property, plant and equipment	1,223	4,173
Current assets	2,352	501
Post-employment benefits	4,382	692
Provisions	1,631	13
Other	4,557	274
Loss carry-forwards	4,883	—

Deferred tax assets/liabilities	19,028	5,653	13,375
Netting of assets/liabilities	–3,506	–3,506

Deferred tax balances, net	15,522	2,147	13,375

Changes in deferred taxes, net

	2017	2016
Opening balance, net	13,375	10,711
Recognized in net income (loss)	8,355	2,017
Recognized in other comprehensive income (loss)	–563	521
Acquisitions/disposals of subsidiaries	—	–57
Reclassification to current tax	–462	—
Currency translation differences	–378	183

Closing balance, net	20,327	13,375

Tax effects reported directly in Other comprehensive income (loss) amount to SEK –563 (521) million, of which actuarial gains and losses related to pensions constituted SEK –547 (520) million.

Deferred tax assets are only recognized in countries where the Company expects to be able to generate corresponding taxable income in the future to benefit from tax reductions.

Deferred tax assets and liabilites have been adjusted for the effect of the reduction of the U.S. corporate income tax rate.

Tax loss carry-forwards

Significant tax loss carry-forwards are related to Sweden, the United States and Germany. These countries have long or indefinite periods of utilization. Of the total SEK 10,712 (4,883) million recognized deferred tax assets related to tax loss carry-forwards, SEK 8,795 (3,774) million relates to Sweden.

Deferred tax assets regarding tax loss carry-forwards are reported to the extent that realization of the related tax benefit through future taxable profits is probable also when considering the period during which these can be utilized, as described below.

As of December 31, 2017, the recognized tax loss carry-forwards amounted to SEK 47,360 (20,929) million. The increase is primarily attributable to taxable losses realized in 2017, by Swedish legal entities. Under Swedish law, tax losses can be carried forward indefinitely. The tax value of these loss carry-forwards is reported as a tax asset based on the indefinite utilization period and the expectation that significant taxable income will be realized in future years by these Swedish legal entities to offset these loss carry-forwards.

The final years in which the recognized tax loss carry-forwards can be utilized are shown in the following table.

Tax loss carry-forwards

Year of expiration	Tax loss carry-forwards	Tax value
2018	—	—
2019	37	9
2020	74	15
2021	197	32
2022	870	218
2023 or later	46,182	10,438

Total	47,360	10,712

In addition to the table above there are tax loss carry-forwards of SEK 4,544 (3,936) million at a tax value of SEK 842 (950) million that have not been recognized due to judgments of the possibility they will be used against future taxable profits in the respective jurisdictions. The majority of these tax loss carry-forwards have an expiration date in excess of five years.